Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party note receivable		$ 0		$ 0	$ 115
Affiliated Entity | Leonardo S.p.A.
Related Party Transaction [Line Items]
Revenue from related parties		1	$ 2	11	26	$ 16
Receivables		3		2	5
Payables		2		1	8
Affiliated Entity | US Holdings | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Related party note receivable		$ 0		$ 0	$ 115
Affiliated Entity | US Holdings | Minimum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.05%			0.05%
Affiliated Entity | US Holdings | Maximum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.20%			0.20%